Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay versus Performance

As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between the SEC-defined Compensation Actually Paid (“CAP”) to our NEOs and certain of our financial performance metrics during the fiscal years listed below. The SEC-defined CAP data set forth in the table below does not necessarily reflect amounts actually paid, earned or received by our NEOs, and the metrics are not those that the Compensation Committee uses when setting executive compensation.

The following table sets forth additional compensation information of our principal executive officer (“PEO”) along with total shareholder return and net income for our 2025, 2024 and 2023 fiscal years. The Company appointed Lisa C. Carson as Vice President Finance and Administration in May 2025 and subsequently appointed her as Chief Financial Officer in February 2026. Ms. Carson is considered a non-PEO NEO for fiscal year 2025. The Company appointed Robert M. Infarinato as Chief Financial Officer in August of 2024, and Mr. Infarinato is considered a non-PEO NEO for fiscal years 2025 and 2024. The Company did not have any non-PEO NEOs for the 2023 fiscal year.

Year	Summary Compensation Table Total for PEO (1)	CAP to PEO (2)	Average Summary Compensation Table Total for Non-PEO NEOs	Average CAP to Non-PEO NEOs (3)	Value of Initial Fixed $100 Investment Based On Total Shareholder Return (4)	Net Income (Loss) (Thousands)
2025	$1,159,432	$885,952	$599,704	$564,494	$19.33	$(8,698)
2024	$387,019	$384,546	$105,206	$106,566	$23.25	$(7,150)
2023	$437,892	$379,393	—	—	$6.33	$(10,826)

(1)	Mr. Bitterman, served as the Company’s Interim Executive Chair from September 2022 to February 2023 and was appointed as our President and Chief Executive Officer in February 2023.

(2)	CAP reflects the following exclusions and inclusions for the PEO in the table above:

PEO Total Compensation Amount	$ 1,159,432	$ 387,019	$ 437,892
PEO Actually Paid Compensation Amount	$ 885,952	384,546	379,393
Adjustment To PEO Compensation, Footnote

Year	Summary Compensation Table Total	Minus: Grant Date Fair Value of Stock Awards and Option Awards from Summary Compensation Table	Plus: Year-end Fair Value of Unvested Equity Awards Granted During Year	Plus: Year-Over-Year Difference of Year-End Fair Value of Unvested Awards Granted in Prior Years	Plus: Fair Value at Vest Date for Awards Granted and Vested During Year	Plus: Year-Over-Year Difference of Year-End Fair Value of Prior Years’ Awards Vested During Year	Minus: Fair Value at Prior Year-end for Prior Years’ Awards that Fail to Meet Vesting Conditions During Year	Compensation Actually Paid
2025	$1,159,432	$(580,000)	$262,500	—	$35,960	$8,060	—	$885,952
2024	$387,019	$(43,245)	$43,245	—	—	$(2,473)	—	$384,546
2023	$437,892	$(57,640)	$8,360	—	—	$(9,219)	—	$379,393

(3)	Average CAP reflects the following average exclusions and inclusions for the Non-PEO NEOs in the table above:

Year	Summary Compensation Table Total	Minus: Grant Date Fair Value of Stock Awards and Option Awards from Summary Compensation Table	Plus: Year-end Fair Value of Unvested Equity Awards Granted During Year	Plus: Year-Over-Year Difference of Year-End Fair Value of Unvested Awards Granted in Prior Years	Plus: Fair Value at Vest Date for Awards Granted and Vested During Year	Plus: Year-Over-Year Difference of Year-End Fair Value of Prior Years’ Awards Vested During Year	Minus: Fair Value at Prior Year-end for Prior Years’ Awards that Fail to Meet Vesting Conditions During Year	Compensation Actually Paid
2025	$599,704	$(109,040)	$49,350	—	$24,480	—	—	$564,494
2024	$105,206	$(29,330)	$30,690	—	—	—	—	$106,566
2023	—	—	—	—	—	—	—	—

(4)

Total shareholder return as calculated based on a fixed investment of $100 measured from the market close on December 31, 2023 through and including the end of the fiscal year for each year reported in the table.

Non-PEO NEO Average Total Compensation Amount	$ 599,704	105,206	0
Non-PEO NEO Average Compensation Actually Paid Amount	$ 564,494	106,566	0
Adjustment to Non-PEO NEO Compensation Footnote

Year	Summary Compensation Table Total	Minus: Grant Date Fair Value of Stock Awards and Option Awards from Summary Compensation Table	Plus: Year-end Fair Value of Unvested Equity Awards Granted During Year	Plus: Year-Over-Year Difference of Year-End Fair Value of Unvested Awards Granted in Prior Years	Plus: Fair Value at Vest Date for Awards Granted and Vested During Year	Plus: Year-Over-Year Difference of Year-End Fair Value of Prior Years’ Awards Vested During Year	Minus: Fair Value at Prior Year-end for Prior Years’ Awards that Fail to Meet Vesting Conditions During Year	Compensation Actually Paid
2025	$1,159,432	$(580,000)	$262,500	—	$35,960	$8,060	—	$885,952
2024	$387,019	$(43,245)	$43,245	—	—	$(2,473)	—	$384,546
2023	$437,892	$(57,640)	$8,360	—	—	$(9,219)	—	$379,393

(3)	Average CAP reflects the following average exclusions and inclusions for the Non-PEO NEOs in the table above:

Year	Summary Compensation Table Total	Minus: Grant Date Fair Value of Stock Awards and Option Awards from Summary Compensation Table	Plus: Year-end Fair Value of Unvested Equity Awards Granted During Year	Plus: Year-Over-Year Difference of Year-End Fair Value of Unvested Awards Granted in Prior Years	Plus: Fair Value at Vest Date for Awards Granted and Vested During Year	Plus: Year-Over-Year Difference of Year-End Fair Value of Prior Years’ Awards Vested During Year	Minus: Fair Value at Prior Year-end for Prior Years’ Awards that Fail to Meet Vesting Conditions During Year	Compensation Actually Paid
2025	$599,704	$(109,040)	$49,350	—	$24,480	—	—	$564,494
2024	$105,206	$(29,330)	$30,690	—	—	—	—	$106,566
2023	—	—	—	—	—	—	—	—

(4)

Total shareholder return as calculated based on a fixed investment of $100 measured from the market close on December 31, 2023 through and including the end of the fiscal year for each year reported in the table.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income

Relationship Between Pay and Performance

The following charts shown below illustrate the relationship of compensation actually paid to our PEO and, for 2023, 2024 and 2025, average compensation actually paid to our Non-PEO NEOs, as set forth in the table above, as compared to: our (1) total shareholder return and (2) net income (loss).

Total Shareholder Return Amount	$ 19.33	23.25	6.33
Net Income (Loss)	(8,698,000)	(7,150,000)	(10,826,000)
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(580,000)	(43,245)	(57,640)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	262,500	43,245	8,360
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	35,960	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,060	(2,473)	(9,219)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(109,040)	(29,330)	0
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	49,350	30,690	0
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	24,480	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0